CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	[1]	Dec. 31, 2016
Operating activities:
Net income (loss)	$ 1,099		$ 290	[2]	$ (261)	[2]
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	703		725		716
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	634		625		545
(Gain) loss from disposal of assets	2		0		3
Loss on repurchase of Notes	22		64		60
Undistributed income (loss) of unconsolidated subsidiaries	(3)		(39)		5
Other non-cash items	158		275		195
Changes in operating assets and liabilities:
Provisions	(48)		218		6
Deferred income taxes	48		124		64
Trade and financing receivables related to sales, net	(180)		(659)		(92)
Inventories, net	112		682		769
Trade payables	280		344		96
Other assets and liabilities	(273)		216		662
Net cash provided by operating activities	2,554		2,865		2,768
Investing activities:
Additions to retail receivables	(4,269)		(4,078)		(3,951)
Collections of retail receivables	4,016		4,384		4,569
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	7		17		12
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and assets sold under buy-back commitments	(558)		(492)		(503)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(1,344)		(1,743)		(1,631)
Other	228		43		(152)
Net cash used in investing activities	(1,920)		(1,869)		(1,656)
Financing activities:
Proceeds from long-term debt	16,211		15,896		12,629
Payments of long-term debt	(16,921)		(16,802)		(13,770)
Net increase (decrease) in other financial liabilities	386		54		(132)
Dividends paid	(243)		(168)		(207)
Other	(156)		(25)		(58)
Net cash used in financing activities	(723)		(1,045)		(1,538)
Effect of foreign exchange rate changes on cash and cash equivalents	(308)		395		(31)
Increase (decrease) in cash and cash equivalents	(397)		346		(457)
Cash and cash equivalents, beginning of year	6,200	[1]	5,854		6,311
Cash and cash equivalents, end of year	$ 5,803		$ 6,200		$ 5,854	[1]

[1]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).
[2]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and retirement benefit accounting (ASU 2017-07).